SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SCHEDULE OF COMPANY REPORTABLE SEGMENTS

Financial information relating to the Company’s reportable segments is as follows:

	December 31,
	2023	2022	2021
	(in thousands)
Sales to external customers:
Soft Wheat	$218,761	$213,775	$173,085
Durum Wheat	51,755	44,447	53,546
Couscous & Pasta	31,410	27,159	28,819
All other	3,550	4,391	6,229
Total	$305,476	$289,772	$261,679
Operating income (loss)
Soft Wheat	$2,288	$8,957	$1,233
Durum Wheat	327	(4,508)	600
Couscous & Pasta	1,666	(1,924)	1,734
All other	(3,148)	(3,947)	(181)
Operating income (loss)	$1,133	$(1,422)	$3,386

SCHEDULE OF LONG-LIVED ASSETS NET PROPERTY, PLANT AND EQUIPMENT

Long-lived assets consist of net property, plant, and equipment. The geographic location of long-lived assets is as follows:

	December 31,
	2023	2022
	(in thousands)
Morocco	$96,149	$79,125
Burkina	8,913	8,793
Mali	6,991	6,732
Angola	4,396	5,391
Other	471	486
Total	$116,920	$100,527